Leases - Additional Information (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018
Lessee Lease Description [Line Items]
Operating lease, option to extend lease term, description			Our leases have remaining lease terms that vary from less than one year up to 31 years, some of which include options to extend the leases for various renewal periods
Operating lease, option to extend lease term			true
Operating and finance lease, option to extend lease term, description					Our leases have remaining lease terms that vary from less than one year up to 31 years, some of which include options to extend the leases for various renewal periods.
Operating and finance lease, option to extend lease term					true
ASU 2016-02 [Member]
Lessee Lease Description [Line Items]
Operating lease, rental income	$ 71,000	$ 34,000	$ 142,000	$ 68,000	$ 195,000	$ 34,000	$ 134,000	$ 30,000
Unamortized initial direct costs					$ 0
Minimum [Member]
Lessee Lease Description [Line Items]
Operating leases remaining lease term			1 year
Operating and finance leases remaining lease term					1 year
Maximum [Member]
Lessee Lease Description [Line Items]
Operating leases remaining lease term			31 years
Operating and finance leases remaining lease term					31 years